SHARE-BASED COMPENSATION (Details) (USD $)	0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	0 Months Ended
	Oct. 01, 2012	Jul. 01, 2012	Jan. 01, 2012	Dec. 31, 2014	Dec. 31, 2012	Apr. 18, 2014	Mar. 15, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Jun. 29, 2014	Mar. 22, 2012	Feb. 01, 2011
SHARE-BASED COMPENSATION
Number of shares authorized	50,000,000		42,000,000
Shares repurchased and cancelled	8,000,000		2,000,000
Total consideration paid for shares repurchased and cancelled	$ 1		$ 1
Fair value of repurchased shares	475,200		215,600		2
Shares repurchase, par value	80
Excess of par value of repurchased shares over consideration	79
Share options granted	8,152,216	661,100	3,116,150		11,929,466
Exercise price of options above which exercise price was modified												$ 0.2
Exercise price as modified												$ 0.2
Share-based compensation				5,762,384
Options
SHARE-BASED COMPENSATION
Share options granted				11,445,500
Exercise price				$ 0.01
Estimated fair value at grant date				$ 0.05
Incremental compensation cost				121,101	100,917			121,101		389,269
Vesting period					48 months			48 months
Exercise period									5 years
Fair value assumptions
Expected volatility	64.00%	64.00%	53.00%			58.00%	65.00%
Risk-free interest rate	1.70%	1.70%	1.80%			1.80%	0.90%
Expected dividend yield	0.00%	0.00%	0.00%			0.00%	0.00%
Exercise price		0.2				$ 0.01	$ 0.2
Fair value of the underlying ordinary shares	$ 0.0594	0.0600	$ 0.1078			$ 0.0590	$ 0.0611
Options | Minimum
Fair value assumptions
Exercise price	$ 0.00001		$ 0.00001
Options | Maximum
Fair value assumptions
Exercise price	$ 0.2		$ 0.2
2012-01-01
SHARE-BASED COMPENSATION
Share options granted			3,116,150
2012-07-01
SHARE-BASED COMPENSATION
Share options granted		661,100
Exercise price		0.2
Estimated fair value at grant date		0.0137
Forfeiture rate		40.00%
2012-10-01
SHARE-BASED COMPENSATION
Share options granted	8,152,216
2013-03-15
SHARE-BASED COMPENSATION
Share options granted							1,228,590
2014-04-18
SHARE-BASED COMPENSATION
Share options granted						11,445,500
Employees
SHARE-BASED COMPENSATION
Share options granted						9,341,500	1,128,590
Exercise price						$ 0.01	$ 0.2
Managements
SHARE-BASED COMPENSATION
Share options granted						2,104,000	100,000
Exercise price						$ 0.01	$ 0.2
First tranche | 2012-01-01
SHARE-BASED COMPENSATION
Share options granted			564,000
Exercise price			$ 0.00001
Estimated fair value at grant date			$ 0.0896
Forfeiture rate			25.00%
First tranche | 2012-10-01
SHARE-BASED COMPENSATION
Share options granted	400,000
Exercise price	$ 0.00001
Estimated fair value at grant date	$ 0.0594
Forfeiture rate	0.00%
First tranche | 2013-03-15
SHARE-BASED COMPENSATION
Share options granted							100,000
Exercise price							$ 0.2
Estimated fair value at grant date							$ 0.0145
Forfeiture rate							25.00%
First tranche | 2014-04-18
SHARE-BASED COMPENSATION
Share options granted						2,104,000
Exercise price						$ 0.01
Estimated fair value at grant date						$ 0.0495
Forfeiture rate						9.00%
Second tranche | 2012-01-01
SHARE-BASED COMPENSATION
Share options granted			583,550
Exercise price			$ 0.2
Estimated fair value at grant date			$ 0.0254
Forfeiture rate			40.00%
Second tranche | 2012-10-01
SHARE-BASED COMPENSATION
Share options granted	344,000
Exercise price	$ 0.00001
Estimated fair value at grant date	$ 0.0594
Forfeiture rate	25.00%
Second tranche | 2013-03-15
SHARE-BASED COMPENSATION
Share options granted							1,128,590
Exercise price							$ 0.2
Estimated fair value at grant date							$ 0.0133
Forfeiture rate							40.00%
Second tranche | 2014-04-18
SHARE-BASED COMPENSATION
Share options granted						9,341,500
Exercise price						$ 0.01
Estimated fair value at grant date						$ 0.0493
Forfeiture rate						40.00%
Third tranche | 2012-01-01
SHARE-BASED COMPENSATION
Share options granted			1,968,600
Exercise price			$ 0.00001
Estimated fair value at grant date			$ 0.0896
Forfeiture rate			40.00%
Third tranche | 2012-10-01
SHARE-BASED COMPENSATION
Share options granted	7,233,216
Exercise price	$ 0.00001
Estimated fair value at grant date	$ 0.0594
Forfeiture rate	40.00%
Fourth tranche | 2012-10-01
SHARE-BASED COMPENSATION
Share options granted	175,000
Exercise price	$ 0.2
Estimated fair value at grant date	$ 0.0133
Forfeiture rate	40.00%
2011 Plan
SHARE-BASED COMPENSATION
Number of shares authorized	50,000,000		42,000,000										30,000,000
Share-based compensation				1,571,935	1,939,326			909,904
Maodong Xu
SHARE-BASED COMPENSATION
Shares repurchased and cancelled			2,000,000
Total consideration paid for shares repurchased and cancelled			1
Shares repurchase, par value			20
Excess of par value of repurchased shares over consideration			19
Share-based compensation											$ 4,190,449